Dividends - Schedule of dividends per share adjusted (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024 £ / shares	Mar. 31, 2023 £ / shares
Summary Of Dividends [Line Items]
Bonus factor	1.0811
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)		£ 0.3912	£ 0.3760
Impact of rights issue (in GBP per share)		(0.0293)	(0.0282)
Adjusted dividend (in GBP per share)		0.3619	£ 0.3478
Interim dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)		0.1940
Impact of rights issue (in GBP per share)		(0.0146)
Adjusted dividend (in GBP per share)		£ 0.1794